Income and Expenses - Summary of Other Income (Expenses) - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Gain on sale and leaseback of telecom towers - gross of expenses (Note 9)	₱ 7,777	₱ 25,852
Gains on derivative financial instruments - net (Note 27)	1,198	2,322	₱ 1,400
Foreign exchange gains (losses) - net	1,149	(4,687)	(3,899)
Interest income	1,016	653	655
Gains on sale of property and equipment	468	148	884
Income from prescription of preferred shares redemption liability (Note 19)		7,839
Gain on dilution of shares in MIH (Note 11)		660	826
Loss on debt modification		295	1,372
Reversal of prior-year provisions			2,594
Gain on change in fair value of Phunware, Inc., or Phunware			306
Gain on sale of Phunware			115
Equity share in net earnings (losses) of associates and joint ventures	(2,806)	(3,304)	(1,101)
Financing costs – net	13,755	11,759	10,402
Others - net	736	1,078	635
Total other income (expenses) - net	₱ (4,217)	₱ 19,097	₱ (6,615)